VESSELS UNDER FINANCE LEASE, NET (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of of finance lease
Movements in the year ended December 31, 2021 summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Vessels under Finance Lease, net
Balance as of December 31, 2020	777,939	(80,559)	697,380
Depreciation	—	(41,308)	(41,308)
Balance as of December 31, 2021	777,939	(121,867)	656,072